Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 19,969	€ 17,884
Right-of-use assets	8,827	7,942
Property, plant and equipment	16,768	10,075
Other non-current financial assets	411	359
Total non-current assets	45,975	36,260
Current assets
Inventories	8,399	5,230
Trade receivables	0	550
Other financial and non-financial assets	5,512	1,338
Cash and cash equivalents	48,143	43,198
Total Current assets	62,054	50,316
TOTAL ASSETS	108,029	86,576
Equity
Share capital	5,243	3,995
Capital reserve	172,622	108,189
Prepaid share reserve	0	5,500
Accumulated deficit	(92,767)	(47,290)
Accumulated other comprehensive income/loss	(184)	314
TOTAL EQUITY	84,914	70,708
Non-current liabilities
Provisions	211	172
Non-current lease liabilities	7,389	6,800
Deferred tax liability	1,791	0
Total non-current liabilities	9,391	6,972
Current liabilities
Provisions	1,023	1,005
Current lease liabilities	1,638	1,156
Trade and other payables	8,396	5,128
Contract liabilities	307	1,196
Other financial and non-financial liabilities	2,360	411
Total current liabilities	13,724	8,896
Total liabilities	23,115	15,868
TOTAL EQUITY AND LIABILITIES	€ 108,029	€ 86,576